Accounts receivable, net	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Accounts receivable, net
6.	Accounts receivable, net
Accounts receivable, net of allowances consists of the following:

	As of December 31, 2019	As of December 31, 2018
Accounts receivable	216,756	230,513
Allowance for doubtful accounts	(3,205)	(2,065)

	$213,551	$228,448